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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 10, 2008
---------------------     -------------------------         --------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      54
                                           ------------

Form 13F Information Table Value Total:      $80,033
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100      789     14300  SH          SOLE               13500            800
                                                         441      8000  SH          OTHER                              8000
Agilent Technologies               COM    00846U101     1080     36200  SH          SOLE               33000           3200
BP Amoco PLC                       COM    055622104      368      6074  SH          SOLE                5174            900
                                                         228      3760  SH          OTHER                              3760
Bank of New York Mellon Corp.      COM    064058100      252      6037  SH          SOLE                6037
Berkshire Hathaway Inc. Class      COM    084670207      434        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108     1370     64300  SH          SOLE               59800           4500
Chevron Corp.                      COM    166764100      205      2400  SH          SOLE                2400
Cisco Systems                      COM    17275R102     2614    108500  SH          SOLE              103600           4900
Citigroup, Inc.                    COM    172967101      309     14405  SH          SOLE               14405
Coca Cola Co.                      COM    191216100     1881     30900  SH          SOLE               28400           2500
E. I. duPont de Nemours & Co.      COM    263534109     2020     43200  SH          SOLE               40200           3000
Emerson Electric Co.               COM    291011104      206      4000  SH          SOLE                4000
Exxon Mobil                        COM    30231G102     1146     13552  SH          SOLE               13052            500
                                                         743      8784  SH          OTHER                              8784
General Electric Co.               COM    369604103     3234     87371  SH          SOLE               83011           4360
                                                         552     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103     1315     28800  SH          SOLE               24600           4200
IBM                                COM    459200101     1860     16152  SH          SOLE               14652           1500
                                                         123      1064  SH          OTHER                              1064
ING Groep NV                       COM    456837103     2586     69200  SH          SOLE               65700           3500
Intel Corp.                        COM    458140100     2107     99500  SH          SOLE               92500           7000
                                                          32      1500  SH          OTHER                              1500
JP Morgan Chase                    COM    46625H100     1950     45400  SH          SOLE               43400           2000
Johnson & Johnson                  COM    478160104     3769     58100  SH          SOLE               53900           4200
KLA Tencor Corp.                   COM    482480100     1900     51200  SH          SOLE               47900           3300
Marsh & McLennan Companies Inc     COM    571748102      819     33644  SH          OTHER                             33644
Masco Corp.                        COM    574599106     1366     68900  SH          SOLE               62900           6000
Microsoft Corp.                    COM    594918104     1626     57300  SH          SOLE               53700           3600
                                                          91      3200  SH          OTHER                              3200
Molson Coors Brewery               COM    60871R209     1998     38000  SH          SOLE               34800           3200
Motorola, Inc.                     COM    620076109     1252    134600  SH          SOLE              125000           9600
National City Corp.                COM    635405103      874     87848  SH          SOLE               82000           5848
                                                          50      5000  SH          OTHER                              5000
PepsiCo Inc.                       COM    713448108      289      4000  SH          SOLE                4000
Plum Creek Timber                  COM    729251108     1648     40500  SH          SOLE               37500           3000
Procter & Gamble Company           COM    742718109      519      7400  SH          SOLE                6800            600
Progressive Corp.-Ohio             COM    743315103     1667    103722  SH          SOLE              101222           2500
                                                       16031    997586  SH          OTHER             985586          12000
Royal Dutch Shell                  COM    780259206      897     13000  SH          SOLE               13000
Schlumberger Ltd.                  COM    806857108      217      2500  SH          SOLE                1500           1000
Stryker Corp.                      COM    863667101     7789    119744  SH          SOLE              114044           5700
                                                         650     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108     1165     70100  SH          SOLE               64100           6000
Toyota Motor                       COM    892331307     1735     17200  SH          SOLE               15700           1500
                                                          50       500  SH          OTHER                               500
Unilever PLC                       COM    904767704     2617     77600  SH          SOLE               71880           5720
                                                          91      2700  SH          OTHER                              2700
Washington Post 'B'                COM    939640108      661      1000  SH          SOLE                1000
Wyeth                              COM    983024100       38       900  SH          SOLE                                900
                                                         251      6000  SH          OTHER                              6000
Citigroup Preferred P              PFD    172967572      935     38900  SH          SOLE               37900           1000
Deutsche Bank Capital Funding      PFD    25153Y206     1195     52000  SH          SOLE               42000          10000